Concentration of major customers and suppliers (Details Narrative)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Major Supplier One [Member]
Major purchase percent	33.00%	22.80%
Advances to suppliers	32.00%	28.00%
Major Supplier Two [Member]
Major purchase percent	32.00%	18.30%
Advances to suppliers	18.00%	20.00%
Major Supplier Three [Member]
Major purchase percent	17.00%	14.10%
Advances to suppliers	17.00%	20.00%
Major Supplier Four [Member]
Advances to suppliers	16.00%	17.00%
Major Supplier Five [Member]
Advances to suppliers	16.00%	15.00%
Major Customer One [Member]
Sale percent	70.00%	55.90%
Accounts receivable percent	86.00%	98.00%
Major Customer Two [Member]
Sale percent	18.00%	12.00%